SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	$ 1,273,874
2026	1,257,726
2027	1,240,392
2028	1,225,327
2029	1,203,001
thereafter	684,779
Total lease payments	6,885,099
Less: Interest	(2,943,539)
Total Lease Liabilities	$ 3,941,560	$ 4,376,630